Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Oct. 10, 2019
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 10, 2019
Document Effective Date	Oct. 10, 2019
Prospectus Date	Jun. 28, 2019
DGHM V2000 SmallCap Value Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	DGSMX
DGHM V2000 SmallCap Value Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	DGIVX
DGHM V2000 SmallCap Value Fund | Class C
Prospectus [Line Items]
Trading Symbol	DGSVX
DGHM MicroCap Value Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	DGMMX
DGHM MicroCap Value Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	DGMIX